Cover Page	Jul. 20, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 20, 2021
Entity Registrant Name	Discovery, Inc.
Entity File Number	001-34177
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2333914
Entity Address, Address Line One	230 Park Avenue South
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	240
Local Phone Number	662-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001437107
Amendment Flag	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series A Common Stock
Trading Symbol	DISCA
Security Exchange Name	NASDAQ
Common Class B [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series B Common Stock
Trading Symbol	DISCB
Security Exchange Name	NASDAQ
Common Class C [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series C Common Stock
Trading Symbol	DISCK
Security Exchange Name	NASDAQ